Summary of Significant Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of presentation	(a) Basis of presentation The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (‘‘U.S. GAAP’’).

Basis of consolidation
(b) Basis of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiaries and VIE. All transactions and balances among the Company, its subsidiaries and the VIE have been eliminated upon consolidation.

Use of estimates
(c) Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent liabilities at the balance sheet date, and the reported revenues and expenses during the reported period in the consolidated financial statements and accompanying notes. Significant accounting estimates are used for, inventory write-down, fair value measurement and impairment of investments, realization of deferred tax assets, assessment for useful life and impairment of long-lived assets, assessment of goodwill impairment, allowance for doubtful accounts, revenue recognition, share-based compensation expense.

Fair value
(d) Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

·	Level 1-inputs are based upon unadjusted quoted prices for identical instruments traded in active markets.

·
Level 2-inputs are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

·
Level 3-inputs are generally unobservable and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability. The fair values are therefore determined using model-based techniques that include option pricing models, discounted cash flow models, and similar techniques.

The Group’s consolidated financial instruments include cash and cash equivalents, restricted cash, short-term investment, receivables, payables, other current assets, amounts due from related parties, other current liabilities, amounts due to related parties and short-term loan. The carrying amounts of these short-term financial instruments approximate their fair values due to the short-term maturity of these instruments.

The long-term loan approximate its fair values, because the bearing interest rate approximates market interest rate, and market interest rates have not fluctuated significantly since the commencement of loan contracts signed.

  Since January 1, 2018, the Group adopted the ASU 2016-01, Financial Instruments—Overall (Subtopic 825-10). Under the new ASC, entities no longer use the cost method of accounting as it was applied before and the new ASC requires equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. However, a company can elect to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer (the "measurement alternative"). After management's assessment of each of the equity investments except those accounted for under the equity method described in Note 10, management concluded that investments do not have readily determinable fair values, and elects the measurement alternative.

Certain equity investments without readily determinable fair values are measured at fair value on a non-recurring basis after initial recognition as of December 31, 2017 and 2018 which caused the recognition of impairment. Please refer to Note 10(b) for further discussion.

Concentration and risks
(e) Concentration and risks

Concentration of customers and suppliers

The following customer accounted for 10% or more of net revenue for the years ended December 31, 2017 and 2018:

	For Year Ended December 31,
	2017	2018
	RMB	RMB

A	462,384	637,963

The following customer accounted for 10% or more of balances of accounts receivable as of December 31, 2017 and 2018:

	As of December 31,
	2017	2018
	RMB	RMB

A	342,752	318,396

The following suppliers accounted for 10% or more of purchases for the years ended December 31, 2017 and 2018:

	For Year Ended December 31,
	2017	2018
	RMB	RMB

B	938,128	1,300,297
C	474,399	*

Concentration of credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk primarily consist of cash and cash equivalents, restricted cash, short-term investment and accounts receivable. As of December 31, 2017 and 2018, all of the Group’s cash and cash equivalents, restricted cash and short-term investment were held by major financial institutions located in the PRC, Hong Kong, Japan and Taiwan which management believes are of high credit quality. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

Foreign Currency Risk

Renminbi (“RMB”) is not a freely convertible currency. The State Administration of Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregated amounts of RMB165,135 and RMB360,387, which were denominated in RMB, as of December 31, 2017 and 2018, respectively, representing 67.5% and 78.8% of the cash and cash equivalents as of December 31, 2017 and 2018, respectively.

Foreign currency translation
(f) Foreign currency translation

The Group’s reporting currency is RMB. The functional currency of the Company is the United States dollar (“US$”). The functional currency of the Group’s entities incorporated in Hong Kong is Hong Kong dollars (“HK$”). The functional currency of the Group’s subsidiaries in PRC is RMB.

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the consolidated statements of changes in shareholders’ equity (deficit) and comprehensive income (loss).

Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currencies at the prevailing rates of exchange at the balance sheet date. Nonmonetary assets and liabilities are remeasured into the applicable functional currencies at historical exchange rates. Transactions in currencies other than the applicable functional currencies during the year are converted into the functional currencies at the applicable rates of exchange prevailing at the transaction dates. Transaction gains and losses are recognized in the consolidated statements of operations.

Convenience translation
(g) Convenience translation

Translations of balances in the consolidated balance sheets, consolidated statements of operations, consolidated statements of comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2018 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB6.8755, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2018, or at any other rate.

Cash and cash equivalents	(h) Cash and cash equivalents Cash and cash equivalents consist of cash on hand, demand deposits and highly liquid investments with maturity of less than three months.

Restricted cash
(i) Restricted cash

Restricted cash consist primarily of (i) minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Group's borrowing arrangements or in relation to bank guarantees issued on behalf of the Group (ii) deposit required by its business partners and (iii) security for issuance of commercial acceptance notes that mainly relating to purchase of inventories. In the event that the obligation to maintain such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets. Otherwise, they are classified as non-current assets. All restricted cash is held by major financial institutions in segregated accounts.

Short-term investment	(j) Short-term investment Short-term investment comprises of principle-protected financial products purchased from banks with original maturities longer than three months but within one year.

Accounts receivable, net
(k) Accounts receivable, net

Accounts receivable mainly represent amounts due from customers and are recorded net of allowance for doubtful accounts. The Group considers many factors in assessing the collectability of its accounts receivable, such as the age of the amounts due, the customer’s payment history, creditworthiness, financial conditions of the customers and industry trend. An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable. The Group also makes specific allowance if there is strong evidence indicating that the accounts receivable is likely to be unrecoverable. Accounts receivable balances are written off after all collection efforts have been exhausted.

Inventories
(l) Inventories

Inventories, consisting of products available for sale, are valued at the lower of cost or market. Cost of inventories is determined using the weighted average cost method. Valuation of inventories is based on currently available information about expected recoverable value. The estimate is dependent upon factors such as historical trends of similar merchandise, inventory aging, historical and forecasted consumer demand and promotional environment.

Investments
(m) Investments

The Group’s investments include equity method investments and equity securities without readily determinable fair values.

The Group uses the equity method to account for an equity investment over which it has significant influence but does not own a majority equity interest or otherwise control. The Group records equity method adjustments in share of earnings and losses. Equity method adjustments include the Group’s proportionate share of investee income or loss, adjustments to recognize certain differences between the Group’s carrying value and its equity in net assets of the investee at the date of investment, impairments, and other adjustments required by the equity method. Dividends received are recorded as a reduction of carrying amount of the investment. Cumulative distributions that do not exceed the Group’s cumulative equity in earnings of the investee are considered as a return on investment and classified as cash inflows from operating activities. Cumulative distributions in excess of the Group’s cumulative equity in the investee’s earnings are considered as a return of investment and classified as cash inflows from investing activities.

Equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. Prior to fiscal 2018, these securities were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment.

Property and equipment, net
(n) Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives and residual rates are as follows:

Classification	Useful years	Residual rate
Electronic devices	3 years	0% - 5%
Vehicle	5 years	5%
Furniture and office equipment	5 years	5%
Machinery	10 years	5%
Buildings	44 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Repairs and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extends the useful lives of property and equipment are capitalized as additions to the related assets. Gains and losses from the disposal of property and equipment are included the consolidated statements of operations.

Intangible assets, net
(o) Intangible assets, net

Intangible assets mainly consist of trademark, internally developed software and supplier relationship. Trademark is recorded at cost and amortized on a straight-line basis over the estimated economic useful lives of 10 years.

For internally developed software, the Group expenses all internal-use software costs incurred in the preliminary project stage and capitalized certain direct costs associated with development and purchase of internal software. This internally developed software mostly consisted of order management, customer management and retailing solution systems, which are amortized over 3 years on a straight-line basis.

Supplier relationship is generated from business combination in 2017, representing the relationship that arose as a result of existing supply agreements with certain brand partners of the subsidiary. Supplier relationship is recorded at fair value, and amortized on a straight-line basis over the estimated useful life of 10 years. The accumulated amortization for the year ended December 31, 2017 and 2018 are RMB 781 and RMB 1,562, respectively
.

Land use right, net
(p) Land use right, net

Land use rights represent lease prepayments to the local government authorities. Land use rights are carried at cost less accumulated amortization and impairment losses. Amortization is provided to write off the cost of lease prepayments on a straight-line basis over the period of the right which is 44 years.

Goodwill
(q) Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company's acquisition of interests in a subsidiary. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of each reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

Impairment of long-lived assets
(r) Impairment of long-lived assets

The Group evaluates the recoverability of long-lived assets with determinable useful lives whenever events or changes in circumstances indicate that an intangible asset’s carrying amount may not be recoverable. The Group measures the carrying amount of long-lived asset against the estimated undiscounted future cash flows associated with it. Impairment exists when the sum of the expected future net cash flows is less than the carrying value of the asset being evaluated. Impairment loss is calculated as the amount by which the carrying value of the asset exceeds its fair value. Fair value is estimated based on various valuation techniques, including the discounted value of estimated future cash flows. The evaluation of asset impairment requires the Group to make assumptions about future cash flows over the life of the asset being evaluated. These assumptions require significant judgment and actual results may differ from assumed and estimated amounts. No impairment charge was recognized for any of the years ended December 31, 2016, 2017 and 2018.

Revenue
(s) Revenue

In May 2014, the FASB issued an accounting standards update Revenue from Contracts with Customers (ASC Topic 606) that changes the revenue recognition for companies that enter into contracts with customers to transfer goods or services. The standard is a comprehensive new revenue recognition model that requires revenue to be recognized in a manner depicting the transfer of goods or services to a customer at an amount that reflects the consideration expected to be received in exchange for those goods or services. The Group adopted the standard on January 1, 2018 using a full retrospective approach.

The full retrospective method requires an entity to present financial statements for all periods as if the new revenue standard had been applied to all prior periods. The Group concluded that the cumulative effect to the beginning balance of shareholders’ equity as of January 1, 2016 by implementation of the ASC 606 is not significant while the balance sheet presentation related to return allowance is retrospectively adjusted. With the adoption of ASC 606, the Group recognizes allowance for estimated sales returns on a gross basis rather than a net basis on the consolidated balance sheet. The Group now records a right of return asset for products the Group expects to receive back from customers within other current assets and a liability for refunds payable within accrued expenses and other current liabilities on the consolidated balance sheet.

The following tables summarize the impact of adoption of the new standard by financial statement line item:

Consolidated Balance Sheet

	As of December 31, 2017
	As Reported	Balance without Adoption	Effect of Change
Accounts receivable	1,085,669	1,082,735	2,934
Inventories	382,028	384,672	(2,644)
Prepayments and other current assets	214,636	211,992	2,644
Accrued expenses and other current liabilities	314,870	311,936	2,934

The Group’s revenue recognition policies effective on the adoption date of ASC 606 are as follows:

The Group provides brand e-commerce solutions to its brand partners. And its revenues are derived principally from product sales and services.

Product Sales

The Group generates product sales revenues primarily through selling products on behalf of brand partners to consumers under the distribution model. Under this model, the Group identified one performance obligation which is to sell goods selected and purchased from its brand partners and/or their authorized distributors directly to customers through online stores it operates. Revenue under the distribution model is recognized on a gross basis and presented as product sales on the consolidated statements of operations, because (i) the Group rather than the brand partner, is primarily responsible for fulfilling the promise to provide the specified good; (ii) the Group bears the physical and general inventory risk once the products are delivered to its warehouse; (iii) the Group has discretion in establishing price.

Product sales, net of discounts, return allowances, value added tax and related surcharges are recognized at the point in time when customers accept the products upon delivery. Revenues are measured as the amount of consideration the Group expects to receive in exchange for transferring products to consumers. Return allowances, which reduce revenue, are estimated utilizing the most likely amount method based on historical data the Group has maintained and its analysis of returns by categories of products.

A majority of the Group’s customers make online payments through third-party payment platforms when they place orders on websites of the Group’s online stores. The funds will not be released to the Group by these third-party payment platforms until the customers accept the delivery of the products at which point the Group recognizes sales of products. A portion of the Group’s customers pay upon the receipt of products. The Group’s delivery service providers collect the payments from our customers for the Group. The Group records a receivable on the balance sheet with respect to cash held by third-party couriers.

The Group utilizes delivery service providers to deliver products to its consumers ("shipping activities") but the delivery service is not considered as a separate obligation as the shipping activities are performed before the consumers obtain control of the products. Therefore, shipping activities are not considered a separate promised service to the consumers but rather are activities to fulfill the Group's promise to transfer the products and are recorded as fulfillment expenses.

Services

In some instances, the Group acts as an agent to facilitate our brand partners’ online sales of their branded products with the performance obligation to provide warehousing and fulfillment service. The Group does not consider it controls the products before they are transferred to the customer while it performs some fulfillment activities as the Group bears no physical and general inventory risk and has no discretion in establishing price, so it has determined that revenue from its sales of products under these arrangements are service fees in nature.

The Group provides a variety of e-commerce services including IT solutions, online store operation, digital marketing, customer service and warehousing and fulfillment services which brand partners may elect to use all or some of them that best fit their needs. Each category of the service provided is considered as one performance obligation as they are distinct from each other. Most of the Group’s service contracts including multiple performance obligations as they include provision of a combination of various services based on the brand partner’s requirements. The Group charges its brand partners a combination of fix fees and/or variable fees based on the value of merchandise sold or other variable factors such as number of orders fulfilled. The transaction price is allocated to each performance obligation using the relative stand-alone selling price. The Group generally determines the stand-alone selling price based on the prices charged to comparable customers or expected cost plus margin.

Revenue generated from IT solutions such as one-time online store design and setup services is recognized at a point in time when the services are rendered while revenue generated from other services are recognized over the period of time during the service term. The Group applies the practical expedient to recognize the services except for one-time online store design and setup services in the amount to which the Group has a right to invoice on a monthly basis with a credit period of one month to four months.

Revenue generated from these service arrangements is recognized on a gross basis and presented as services revenue on the consolidated statements of operations. All the costs that the Group incurs in the provision of the above services are classified as operating expenses on the consolidated statements of operations.

Contract balances

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represents amounts invoiced and revenue recognized prior to invoicing when the Group has satisfied its performance obligation and has the unconditional right to payment.

The Group sometimes receives advance payments from consumers before the service is rendered, which is recorded as advance from customers included in the accrued expenses and other current liabilities on the consolidated balance sheet.

Practical Expedients and Exemptions

The Group elects not to disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed and (iii) contracts with variable consideration related to wholly unsatisfied performance obligations.

Please refer to Note 4 of the Consolidated Financial Statements for further discussion on revenue.

Cost of products
(t) Cost of products

Cost of product consists of the purchase price of products and inbound shipping charges, as well as inventory write-downs. Shipping charges to receive products from the suppliers are included in the inventories, and recognized as cost of products upon sale of the products to the customers. Cost of products does not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff, logistic centers rental expenses and depreciation expenses, etc. Therefore, the Group's cost of products may not be comparable to other companies which include such expenses in their cost of products.

Rebates
(u) Rebates

Group periodically receives consideration from certain vendors, representing rebates for products sold or purchased over a period of time. The Group accounts for the rebates received from its vendors as a reduction to the price it pays for the products purchased. Rebates are earned based on reaching minimum sales or purchase thresholds for a specified period. When volume rebates can be reasonably estimated based on the Group’s past experiences and current forecasts and purchase volume, a portion of the rebate is recognized as the Group makes progress towards the purchase threshold.

Fulfillment
(v) Fulfillment

Fulfillment costs primarily represent shipping and handling expenses, payment processing and related transaction costs, packaging material costs and those costs incurred in outbound shipping, operating and staffing the Group’s fulfillment and customer service center, including costs attributable to buying, receiving, inspecting and warehousing inventories; picking, packaging and preparing customer orders for shipment.

Sales and marketing
(w) Sales and marketing

Sales and marketing expenses primarily consist of payroll, bonus and benefits of sales and marketing staff, advertising costs, agency fees and costs for promotional materials. Advertising costs are expensed as incurred.

Advertising and promotion costs in connection with the provision of marketing and promotion services to brand clients consisted of fees the Group paid to third party venders for advertising and promotion on various online and offline channels. Such costs were included as sales and marketing in the consolidated statements of operations and totaled RMB250,096, RMB362,721 and RMB619,841 for the years ended December 31, 2016, 2017 and 2018, respectively.

Technology and content
(x) Technology and content

Technology and content expenses consist primarily of technology infrastructure expenses, payroll and related expenses for employees in technology and system department, editorial content, as well as costs associated with the computer, storage and telecommunications infrastructure for internal use.

General and administrative
(y) General and administrative

General and administrative expenses consist of payroll and related expenses for payroll, bonus and benefit costs for corporate employees, legal, finance, technical consulting, meeting expenses, rental fee and other corporate overhead costs.

Other operating income (expense), net
(z) Other operating income (expense), net

Other operating income mainly consists of government subsidies and income derived from American Depositary Receipt (“ADR”) arrangements entered into between the Company and an ADR depositary bank (“DB”) in May 2015.

Government subsidies consist of cash subsidies received by the Company’s subsidiaries in the PRC from local governments. Subsidies received as incentives for conducting business in certain local districts with no performance obligation or other restriction as to the use are recognized when cash is received. Cash subsidies of RMB4,718, RMB10,308 and RMB25,477 were included in other operating income (expenses), net for the years ended December 31, 2016, 2017 and 2018, respectively. Subsidies received with performance obligations are recognized when all the obligations have been fulfilled.

According to the ADR arrangements, the Company will have the right to receive series of reimbursements after the closing of IPO over the five-year term as a return of using DB’s services. Total reimbursements are recognized evenly over the contract term as other operating income. For the year ended December 31, 2018, the Group recorded other operating income of RMB2,856.

Share-based compensation
(aa) Share-based compensation

The Company grants share options and restricted share units to eligible employees, management and directors and accounts for these share-based awards in accordance with ASC 718
Compensation-Stock Compensation.

Employees’ share-based awards are measured at the grant date fair value of the awards and recognized as expenses a) immediately at grant date if no vesting conditions are required; or b) using graded vesting method, net of estimated forfeitures, over the requisite service period, which is the vesting period.

All transactions in which goods or services are received in exchange for equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.

In determining the fair value of the restricted share units granted, the closing market price of the underlying shares on the grant date is applied.

Forfeitures are estimated at the time of grant and revised in the subsequent periods if actual forfeitures differ from those estimates.

For modification of share-based awards, the Company records the incremental fair value of the modified award as share-based compensation on the date of modification for vested awards or over the remaining vesting period for unvested awards. The incremental compensation is the excess of the fair value of the modified award on the date of modification over the fair value of the original award immediately before the modification.

Income tax
(ab) Income tax

Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The Group accounts for current income taxes on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions.

The Group accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax bases of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance when, based upon the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of operations in the period of change.

The impact of an uncertain income tax position on the income tax return is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Operating leases as lessee
(ac) Operating leases as lessee

Leases, including leases of offices and warehouses, where substantially all the rewards and risks of ownership of assets remain with the lessor are accounted for as operating leases. Payments made under operating leases are recognized as an expense on a straight-line basis over the lease term. The Group had no capital leases for any of the years stated herein.

Comprehensive income
(ad) Comprehensive income

Comprehensive income is defined to include all changes in equity except those resulting from investments by owners and distributions to owners. For the periods presented, the Group’s comprehensive income includes net income and foreign currency translation adjustments and is presented in the consolidated statements of comprehensive income
.

Earnings (loss) per share
(ae) Earnings per share

Basic earnings per ordinary share is computed by dividing net income attributable to ordinary shareholders by weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities were exercised or converted into ordinary shares. The Group had stock options and non-vested restricted share units, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share the effect of the stock options and non-vested restricted share units is computed using the treasury stock method.

Segment reporting
(af) Segment reporting

The Group’s chief operating decision maker ("CODM") has been identified as the chief executive officer. Prior to 2017, the CODM reviewed results in two segments: (i) the brand E-commerce segment, which provides E-commerce solutions to brand partners and other customers, including IT services, store operations, digital marketing, customer services, warehousing and fulfillment, and (ii) the Maikefeng segment, which operates the retail online platform, Maikefeng. Due to the unsatisfactory operating performance of Maikefeng, the Group scaled down the business operation of Maikefeng in 2017. As a result of significant reduction in business operation of Makefeng, starting from 2017, the CODM determined to review the consolidated results of the Group as a whole when making decisions about allocating resources and assessing performance of the Group.

Recent accounting pronouncements
(ag) Recently issued accounting pronouncements

New Accounting Pronouncements Recently Adopted

In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows, Restricted Cash, which clarifies guidance on the classification and presentation of restricted cash in the statement of cash flows. ASU 2016-18 becomes effective for the Company on January 1, 2018. The adoption of this accounting pronouncement impacts the presentation of restricted cash in the Company’s Consolidated Statements of Cash Flows. The new guidance permits early adoption. The Group adopted ASU 2016-18 Statement of Cash Flows: Restricted Cash, starting January 1, 2018 in accordance with the retrospective transition method. According to the ASU amounts generally described as restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flow.

New Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which requires lessees to recognize leases on balance sheet and disclose key information about leasing arrangements. The new standard establishes a right-of-use (ROU) model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with terms of longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. The standard is effective on January 1, 2019, with early adoption permitted. The Group adopted the new standard on January 1, 2019 and used the effective date as the date of initial application. In July 2018, the FASB issued an update that provided an additional transition option that allows companies to continue applying the guidance under the lease standard in effect at that time in the comparative periods presented in the consolidated financial statements. Companies that elect this option would record a cumulative-effect adjustment to the opening balance of retained earnings on the date of adoption. The Group elected this optional transition method. As of December 31, 2018, the Group has
643,484
of future minimum operating lease commitments that are not currently recognized on its consolidated balance sheets (see
Note 17(a)
). T
herefore, the Group would expect changes to its consolidated balance sheets for the recognition of these and any additional leases entered into in the future upon adoption.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect a significant impact on its consolidated financial statements.

In October, 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810), which amends two aspects of the related-party guidance in ASC 810. Specifically, the ASU (1) adds an elective private-company scope exception to the variable interest entity guidance for entities under common control, and (2) amends the guidance for determining whether a decision-making fee is a variable interest. The amendments require organizations to consider indirect interests held through related parties under common control on a proportional basis rather than as the equivalent of a direct interest in its entirety (as currently required in GAAP). Therefore, these amendments likely will result in more decision makers not consolidating VIEs. For entities other than private companies, ASU 2018-17 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted for all entities. . The Group does not expect a significant impact on its consolidated financial statements.